Derivative Instruments and Other Hedging Activities - Effect of Hedging Instruments on Consolidated Financial Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Designated as Hedging Instruments | Cash Flow Hedging | Interest Rate Contracts | Other Income (Expense)
Derivative Instruments and Hedging Activities Disclosures
Amount of gain (loss) recognized in OCI, net of taxes	$ 38	$ 0	$ 619
Amount of gain (loss) reclassified from Accumulated OCI into income	0	0	(391)
Amount of gain (loss) recognized in income on derivative	0	(1)	1
Not Designated as Hedging Instruments
Derivative Instruments and Hedging Activities Disclosures
Gain (loss) on derivatives, net	1,492	(6,451)	(1,757)
Not Designated as Hedging Instruments | Interest Rate Contracts | Other Income (Expense)
Derivative Instruments and Hedging Activities Disclosures
Gain (loss) on derivatives, net	4,143	2,513	2,991
Not Designated as Hedging Instruments | Foreign Exchange Contracts | Other Income (Expense)
Derivative Instruments and Hedging Activities Disclosures
Gain (loss) on derivatives, net	22	0	0
Not Designated as Hedging Instruments | Forward Sales Contracts | Mortgage Income
Derivative Instruments and Hedging Activities Disclosures
Gain (loss) on derivatives, net	(2,947)	(3,225)	(1,716)
Not Designated as Hedging Instruments | Written and Purchased Options | Mortgage Income
Derivative Instruments and Hedging Activities Disclosures
Gain (loss) on derivatives, net	$ 274	$ (5,739)	$ (3,032)